Boston Partners Global Sustainability Fund
Schedule of Investments
November 30, 2024 (Unaudited)

COMMON STOCKS - 98.0%	Shares	Value
Bermuda - 2.9%
Everest Group Ltd.	520	$201,531
Renaissance Holdings Ltd.	470	134,491
		336,022

Canada - 0.5%
Teck Resources Ltd. - Class B	1,116	52,095

Finland - 0.2%
Nordea Bank Abp	2,434	27,494

France - 11.7%
Airbus Group SE	1,161	181,471
Alten SA	1,131	90,253
BNP Paribas SA	2,406	143,820
Capgemini SE	536	86,162
Cie de Saint-Gobain SA	2,493	227,634
Eiffage SA	931	84,060
Eurazeo SE	612	44,982
Rexel SA	5,665	146,430
SPIE SA	6,836	215,459
TotalEnergies SE	1,236	71,836
Vallourec SACA (a)	2,682	47,109
		1,339,216

Germany - 7.4%
Commerzbank AG	4,511	69,223
Deutsche Telekom AG	8,744	279,728
Evonik Industries AG	3,957	72,747
Infineon Technologies AG	2,771	90,326
Rheinmetall AG	209	137,855
Siemens AG	1,000	194,257
		844,136

Greece - 1.6%
Hellenic Telecommunications Organization SA	11,757	185,790

Ireland - 1.5%
AIB Group PLC	31,566	172,254

Italy - 1.5%
Italgas SpA	8,923	53,523
Iveco Group NV	11,695	116,995
		170,518

Japan - 8.5%
Asahi Group Holdings Ltd.	12,600	137,435
Fuji Electric Co., Ltd.	1,100	62,157
Hitachi Ltd.	2,100	52,922
Kansai Paint Co., Ltd.	10,000	142,770
Kyowa Kirin Co. Ltd.	2,500	41,594
Mitsubishi Heavy Industries Ltd.	3,900	57,419
Renesas Electronics Corp.	3,900	51,153
Sumitomo Mitsui Financial Group, Inc.	10,500	259,149
Suzuken Co. Ltd./Aichi Japan	5,400	168,964
		973,563

Netherlands - 3.0%
Akzo Nobel NV	819	47,820
ING Groep NV	9,813	151,487
Koninklijke Ahold Delhaize NV	4,108	141,737
		341,044

Singapore - 0.4%
United Overseas Bank Ltd.	1,500	40,726

South Korea - 3.7%
Hana Financial Group, Inc.	2,166	97,130
KB Financial Group, Inc.	937	64,714
KT Corp.	4,984	175,134
Samsung Fire & Marine Insurance Co. Ltd.	325	91,948
		428,926

Spain - 0.4%
Bankinter SA	6,332	50,090

Switzerland - 3.0%
Novartis AG	1,248	132,312
Sandoz Group AG	4,545	207,708
		340,020

United Kingdom - 15.3%
AstraZeneca PLC	431	58,333
Barratt Redrow PLC	20,812	113,343
Hikma Pharmaceuticals PLC	5,424	132,819
IMI PLC	2,470	57,220
Informa PLC	19,270	210,219
Marex Group PLC	3,527	103,270
Marks & Spencer Group PLC	31,663	154,345
Melrose Industries PLC	33,210	243,006
NatWest Group PLC	27,731	142,241
Nomad Foods Ltd.	14,130	258,720
Tesco PLC	40,388	188,388
Weir Group PLC	3,129	88,527
		1,750,431

United States - 36.4%(b)
AbbVie, Inc.	811	148,356
Alphabet, Inc. - Class A	1,336	225,717
American Express Co.	463	141,067
Amgen, Inc.	403	113,997
AutoZone, Inc. (a)	47	148,968
Bank of America Corp.	2,406	114,309
Booking Holdings, Inc.	28	145,655
Brinker International, Inc. (a)	262	34,655
Cencora, Inc.	866	217,842
Chubb Ltd.	533	153,893
Cigna Group	230	77,694
Dell Technologies, Inc. - Class C	777	99,137
Emerson Electric Co.	744	98,654
Fidelity National Information Services, Inc.	2,669	227,666
Gen Digital, Inc.	2,139	65,988
Halliburton Co.	3,674	117,054
Hewlett Packard Enterprise Co.	3,107	65,931
Johnson & Johnson	371	57,509
JPMorgan Chase & Co.	1,162	290,175
Kenvue, Inc.	6,462	155,605
Keysight Technologies, Inc. (a)	930	158,881
Masterbrand, Inc. (a)	3,287	56,865
McKesson Corp.	145	91,133
Morgan Stanley	646	85,020
Norfolk Southern Corp.	313	86,341
Schlumberger Ltd.	3,405	149,616
Starbucks Corp.	1,027	105,226
Sysco Corp.	1,271	98,007
TE Connectivity PLC	752	113,642
UnitedHealth Group, Inc.	229	139,736
US Foods Holding Corp. (a)	2,905	202,682
Voya Financial, Inc.	966	80,178
Zimmer Biomet Holdings, Inc.	844	94,612
		4,161,811
TOTAL COMMON STOCKS (Cost $8,985,204)		11,214,136

TOTAL INVESTMENTS - 98.0% (Cost $8,985,204)		11,214,136
Other Assets in Excess of Liabilities - 2.0%		233,297
TOTAL NET ASSETS - 100.0%		$11,447,433
two		–%
Percentages are stated as a percent of net assets.		–%

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SpA - Societa per Azioni

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

Summary of Fair Value Disclosure as of November 30, 2024 (Unaudited)

Boston Partners Global Sustainability Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$5,053,656	$6,160,480	$–	$11,214,136
Total Investments	$5,053,656	$6,160,480	$–	$11,214,136

Refer to the Schedule of Investments for further disaggregation of investment categories.